Law Offices

Stradley, Ronon, Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

1933 Act Rule 497(j) 1933 Act File No. 333-123467 1940 Act File No. 811-21732

Direct Dial: (215) 564-8027

August 1, 2008

FILED VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Re: MGI Funds (the “Registrant”) SEC File Nos. 333-123467 and 811-21732 Rule 497(j) filing

Dear Sir or Madam:

     On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 4/6 filed electronically with the U.S. Securities and Exchange Commission on July 29, 2008.

     Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,

     /s/ Mark A. Sheehan
Mark A. Sheehan